Stock-Based Compensation - Additional information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Ending balance	14,439		14,713	19,656	18,542
Weighted average grant date fair value (in dollars per share)	$ 12.85	$ 2.40	$ 2.67	$ 1.41	$ 0.51
Intrinsic value	$ 50.5	$ 0.5	$ 3.6	$ 0.3	$ 0.0
Performance and Market Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	0		600
Outstanding Ending balance	3,433		3,433